ORGANIZATION AND PRINCIPAL ACTIVITIES - FINANCIAL PERFORMANCE AND CASH FLOWS OF THE VIES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenue	[1]	$ 568,778	¥ 3,684,429	¥ 1,763,579	¥ 749,911
Cost of revenues	[1]	144,363	935,154	403,412	140,526
Net income (loss)		27,261	176,596	67,941	62,018
Net cash provided (used) by operating activities		144,644	936,976	361,442	198,181
Net cash (used in) investing activities		(52,585)	(340,629)	(1,175,295)	(100,787)
Net cash provided by (used in) financing activities		12,602	81,627	1,380,889	304,272
VIEs
Revenue		280,596	1,817,640	1,536,443	682,250
Cost of revenues		206,695	1,338,932	596,371	167,138
Net income (loss)		(6,688)	(43,325)	13,847	77,207
Net cash provided (used) by operating activities		16,995	110,090	188,513	102,861
Net cash (used in) investing activities		(4,792)	(31,043)	(267,346)	(22,814)
Net cash provided by (used in) financing activities		$ (91)	¥ (588)	¥ 6,750	¥ 13,000

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows: year ended December 31, 201320142015 RMBRMBRMBUS$ Revenues 111,218 86,708 321,881 49,690Cost of revenues (9,296) (4,767) (31,316) (4,834)Research and development (4,174) (4,212) (4,500) (695)Selling and marketing (256) (27,931) (108,422) (16,737)General and administrative (2,021) (5,158) (5,072) (783)Details of the related party transactions are set out in note 16 (b) to the consolidated financial statements.